KRAMER LEVIN NAFTALIS & FRANKEL LLP

S. ELLIOTT COHAN

COUNSEL

PHONE   212-715-9512

FAX   212-715-8116

ECOHAN@KRAMERLEVIN.COM

December 30, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Re:          The Victory Portfolios
File Nos. 33-8982, 811-4852

Ladies and Gentlemen:

We understand that our client, The Victory Portfolios (“Registrant”), is filing via EDGAR, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 90 to its registration statement on Form N-1A (the “Amendment”).  This filing is being made to conform the prospectuses included in the Amendment to recent amendments to Form N-1A.

Registrant expects that the Amendment will become effective automatically on February 28, 2010, pursuant to Rule 485(a)(1) under the Securities Act.  We would appreciate receiving any comments you may have at your earliest convenience.

Registrant also expects that the effective date of Post-Effective Amendment No. 89 to Registrant’s registration statement (“Amendment No. 89”), filed on December 4, 2009, will not be delayed or postponed by the filing of the Amendment as provided in Rule 485(d)(1) because the prospectuses included in the Amendment are not related to the prospectus included in Amendment No. 89.  Amendment No. 89 is expected to become effective automatically on February 17, 2010.

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If you have any questions concerning this filing, please call me at 212-715-9512.

Very truly yours,

S. Elliott Cohan

cc:                                 Houghton R. Hallock, Jr.
Michael D. Policarpo
Christopher K. Dyer
Edward J. Veilleux
John A. Danko
John C. Davis
Nathan J. Greene
Jay G. Baris